CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 14,894	$ 1,749	$ 4,790
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	439	250	118
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the years ended December 31, 2011, 2012 and 2013, respectively	93	339
Total comprehensive income	15,426	2,338	4,908
Comprehensive loss attributable to noncontrolling interests	1,251	208
Total comprehensive income attributable to Xueda Education Group	$ 16,677	$ 2,546	$ 4,908